Significant accounting policies - Other (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jan. 02, 2018 USD ($)	Jan. 01, 2018 USD ($) item
Significant accounting policies
Ifrs Cumulative Effect Of New Accounting Principle In Period Of Adoption			$ 27,100,000
Number of equity investments accounted for at cost | item				1
Carrying value				$ 4,000,000
Number of loan receivable carried at amortized cost | item				1
Loan receivable at amortized cost				$ 30,100,000
Impairment loss recognized	$ 0	$ 0